Schedule of Investments

July 31, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (94.7%)
Brazil (3.5%)
Banco do Brasil	24,300	$247
Camil Alimentos	44,100	68
Minerva	40,600	87
Qualicorp Consultoria e Corretora de Seguros	3,000	3
Telefonica Brasil	5,800	52
Vale	16,500	242
Vibra Energia	15,100	55

		754

Chile (1.4%)
Cencosud	83,100	179
Cia Cervecerias Unidas	6,200	51
Vina Concha y Toro	44,300	60

		290

China (27.3%)
3SBio	89,000	85
Agile Group Holdings*	66,000	12
Alibaba Group Holding*	37,400	469
Anhui Conch Cement, Cl H	12,500	38
Asia Cement China Holdings	85,000	41
AviChina Industry & Technology, Cl H	18,000	9
BAIC Motor, Cl H	305,500	85
Baidu, Cl A*	6,240	122
Bank of China, Cl H	762,000	282
Bank of Communications, Cl H	208,000	125
Beijing Enterprises Holdings	22,500	89
China BlueChemical	302,000	75
China CITIC Bank, Cl H	263,000	127
China Coal Energy, Cl H	84,000	61
China Everbright	44,000	29
China Everbright Bank, Cl H	265,000	79
China Feihe	115,000	70
China Hongqiao Group	58,000	56
China Medical System Holdings	44,000	74
China Merchants Port Holdings	52,000	71
China Minsheng Banking, Cl H	254,000	97
China Pacific Insurance Group, Cl H	39,000	105
China Petroleum & Chemical, Cl H	268,000	149
China Railway Group, Cl H	143,000	94
China Reinsurance Group, Cl H	740,000	51
China Resources Medical Holdings	121,000	100

LSV Emerging Markets Equity Fund

	Shares	Value (000)
China (continued)
China Suntien Green Energy, Cl H	88,000	$32
China Tower, Cl H	554,000	63
China Traditional Chinese Medicine Holdings	52,000	24
China XLX Fertiliser	128,000	65
China Yongda Automobiles Services Holdings	98,000	45
Country Garden Holdings	93,000	19
Dali Foods Group	101,500	47
Dongfeng Motor Group, Cl H	150,000	70
Far East Horizon	91,000	68
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	66
Hengan International Group	15,000	62
Kangji Medical Holdings	64,000	71
Kunlun Energy	92,000	75
Lenovo Group	224,000	257
Lonking Holdings	152,000	27
Maanshan Iron & Steel, Cl H	108,000	22
NetDragon Websoft Holdings	32,000	63
New China Life Insurance, Cl H	34,700	100
People’s Insurance Group of China, Cl H	310,000	119
PetroChina, Cl H	454,000	331
PICC Property & Casualty, Cl H	164,000	191
Ping An Insurance Group of China, Cl H	12,000	87
Postal Savings Bank of China, Cl H	146,000	89
Shanghai Pharmaceuticals Holding, Cl H	36,000	65
Shougang Fushan Resources Group	210,000	60
Sinopec Engineering Group, Cl H	124,000	56
Sinopharm Group, Cl H	48,000	150
Sinotrans, Cl H	215,000	86
Sinotruk Hong Kong	37,500	78
SITC International Holdings	38,000	83
TCL Electronics Holdings	64,000	32
Tencent Music Entertainment Group ADR*	13,500	94
Tianneng Power International	72,000	80
Vipshop Holdings ADR*	8,700	164
Want Want China Holdings	83,000	58
Yangzijiang Shipbuilding Holdings	81,400	94
Yuexiu Transport Infrastructure	98,000	53

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
China (continued)
Zhejiang Expressway, Cl H	68,000	$54
Zhengzhou Coal Mining Machinery Group, Cl H	63,400	58

		5,853

Czech Republic (0.4%)
Philip Morris CR	100	78

Egypt (0.3%)
Eastern SAE	117,100	71

Greece (0.4%)
Motor Oil Hellas Corinth Refineries	3,600	91

Hong Kong (1.7%)
Grand Pharmaceutical Group	124,500	71
Kingboard Laminates Holdings	66,000	67
Orient Overseas International	6,000	100
SSY Group	224,000	125

		363

Hungary (1.0%)
Magyar Telekom Telecommunications	26,200	31
MOL Hungarian Oil & Gas	10,900	86
OTP Bank Nyrt	2,400	88

		205

India (13.0%)
Aurobindo Pharma	8,500	85
Canara Bank	31,400	131
Chambal Fertilisers and Chemicals	16,600	56
Coal India	48,300	135
Cyient	6,000	107
Firstsource Solutions	5,166	—
GAIL India	88,800	129
Gujarat State Fertilizers & Chemicals	50,600	101
HCL Technologies	7,245	98
Hindustan Aeronautics	900	43
Indiabulls Housing Finance	3,100	5
Indian Bank	29,300	124
Jubilant Pharmova, Cl A	4,400	20
Kalpataru Projects International	10,000	77
Mahanagar Gas	6,973	95

LSV Emerging Markets Equity Fund

	Shares	Value (000)
India (continued)
National Aluminium	67,900	$79
NMDC	44,900	64
NMDC Steel Ltd*	44,900	26
NTPC	51,900	138
Oil & Natural Gas	67,600	146
Oil India	31,200	105
Oracle Financial Services Software	2,200	104
Petronet LNG	42,400	120
Power Finance	54,800	173
Power Grid Corp of India	37,700	122
REC	60,600	150
Redington	64,800	142
Tata Steel	53,100	80
UPL	8,200	62
Vedanta	24,400	82

		2,799

Indonesia (1.8%)
Astra International	208,300	95
Bank Negara Indonesia Persero	147,700	87
Bukit Asam	279,400	51
Matahari Department Store	249,400	50
United Tractors	58,800	107

		390

Malaysia (1.6%)
AMMB Holdings	88,000	75
CIMB Group Holdings	61,600	76
RHB Bank	62,800	79
Scientex	64,200	51
Tenaga Nasional	24,800	53

		334

Mexico (2.9%)
Cemex*	208,200	159
Coca-Cola Femsa	9,458	80
Fibra Uno Administracion‡	55,800	84
Grupo Financiero Banorte, Cl O	11,500	109
Grupo Mexico	22,000	114
Megacable Holdings	32,700	83

		629

Philippines (0.8%)
DMCI Holdings	460,100	80
Metro Pacific Investments	1,070,000	95

		175

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Poland (1.9%)
Asseco Poland	5,300	$106
Cyfrowy Polsat	16,600	67
ORLEN	5,226	93
Powszechny Zaklad Ubezpieczen	14,000	142

		408

Russia (–%)
Gazprom PJSC(A)(B)*	11,300	—
LUKOIL PJSC(A)(B)	2,300	—
Magnit PJSC(A)(B)	1,000	—
MMC Norilsk Nickel PJSC(A)(B)*	370	—
Mobile TeleSystems PJSC(A)(B)	13,800	—

		—

South Africa (3.7%)
Absa Group	11,400	121
African Rainbow Minerals	4,300	48
Astral Foods	3,800	35
Exxaro Resources	5,300	48
Foschini Group	10,400	63
Impala Platinum Holdings	7,400	53
MTN Group	19,400	151
Nedbank Group	5,600	74
Oceana Group	16,600	65
Telkom SOC*	7,500	12
Vodacom Group	19,800	131

		801

South Korea (12.8%)
BGF retail	40	5
DB HiTek	1,900	88
DB Insurance	2,100	124
DL E&C	332	8
DL Holdings	133	4
Doosan Bobcat	3,200	147
Hana Financial Group	2,900	89
Hankook & Co	5,100	46
Hyundai GF Holdings	4,572	11
Hyundai Glovis	800	109
Hyundai Green Food*	2,427	22
Hyundai Home Shopping Network	1,000	33
Hyundai Marine & Fire Insurance	2,800	63
Kginicis	1,700	15
Kia	2,800	183
KT	4,800	111
KT&G	1,300	84
LG	2,100	138

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Korea (continued)
LX INTERNATIONAL CORP	2,700	$81
LX Semicon	1,000	80
Samsung Electronics	13,180	723
Samsung SDS	20	2
SFA Engineering	700	20
Shinhan Financial Group	3,700	102
Shinsegae	500	75
SK Telecom	2,100	76
SNT Motiv	2,000	76
Value Added Technology	2,700	76
Vieworks	2,300	58
Wonik QnC	4,500	104

		2,753

Taiwan (14.6%)
ASE Technology Holding	51,000	186
Asia Vital Components	14,000	143
Cathay Financial Holding	43,000	63
Chicony Electronics	20,000	67
China Development Financial Holding	81,000	32
Chipbond Technology	22,000	49
ChipMOS Technologies	58,000	66
Compeq Manufacturing	58,000	84
Elan Microelectronics	12,000	44
Fubon Financial Holding	33,000	69
Global Mixed Mode Technology	8,000	52
Hon Hai Precision Industry	62,000	214
International Games System	5,000	98
King Yuan Electronics	65,000	130
MediaTek	10,000	219
Micro-Star International	21,000	130
Novatek Microelectronics	8,000	108
Pou Chen	98,000	97
Powertech Technology	34,000	120
Primax Electronics	36,000	74
Radiant Opto-Electronics	20,000	77
Sigurd Microelectronics	41,000	69
Simplo Technology	9,000	88
Sino-American Silicon Products	16,000	87
SinoPac Financial Holdings	3,735	2
Taiwan Semiconductor Manufacturing	15,000	269
Topco Scientific	10,288	59
Tripod Technology	18,000	97
United Integrated Services	1,000	7
United Microelectronics	83,000	124
Yuanta Financial Holding	151,204	117

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Taiwan (continued)
Zhen Ding Technology Holding	28,000	$94

		3,135

Thailand (2.8%)
Bangkok Bank	17,700	89
Kasikornbank	24,000	88
Kiatnakin Phatra Bank	43,700	71
Krung Thai Bank	286,900	171
Origin Property	273,000	84
Quality Houses	593,800	40
Supalai	96,600	60

		603

Turkey (1.6%)
BIM Birlesik Magazalar	11,400	91
Coca-Cola Icecek	6,400	75
Haci Omer Sabanci Holding	52,200	111
Turkiye Sise ve Cam Fabrikalari	29,600	59

		336

United Arab Emirates (1.2%)
Emaar Properties PJSC	59,100	109
Emirates NBD Bank PJSC	31,300	145

		254

TOTAL FOREIGN COMMON STOCK (Cost $19,800)		20,322

Foreign Preferred Stock (2.1%)
Brazil** (2.1%)
Banco do Estado do Rio Grande do Sul	36,000	111
Cia Energetica de Minas Gerais	43,700	117
Cia Paranaense de Energia	58,400	103
Itausa	56,200	117

		448

Colombia** (0.0%)
Banco Davivienda	1,700	9

TOTAL FOREIGN PREFERRED STOCK (Cost $362)		457

LSV Emerging Markets Equity Fund

	Shares	Value (000)
U.S. Common Stock (0.7%)
Consumer Staples (0.7%)
JBS SA	35,400	$141

TOTAL U.S. COMMON STOCK (Cost $216)		141

Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025 *	3,642	—
Kiatnakin Phatra Bank 01/03/2027*	3,642	—

		—

TOTAL WARRANTS (Cost $–)		—

Total Investments – 97.5% (Cost $20,378)		$20,920

Percentages are based on Net Assets of $21,465 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.

(A) Level 3 security in accordance with fair value hierarchy.

(B) Security is Fair Valued.

ADR — American Depositary Receipt

Cl — Class

Ltd — Limited

PJSC — Public Joint Stock Company

LSV-QH-008-1000

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